Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenues	$ 5,034,203	$ 87,741	$ 6,548,479	$ 381,056	$ 428,132	$ 88,440
Cost of goods sold	2,717,254	65,195	5,046,434	263,289	308,293	81,311
Gross profit	2,316,949	22,546	1,502,045	117,767	119,839	7,129
Operating expenses:
Salaries and benefits	1,262,332	788,450	2,644,087	2,947,505	3,662,313	3,473,661
Professional services	294,720	61,209	404,256	177,197	245,546	357,945
Other general and administrative expenses	350,082	403,429	1,265,056	1,296,294	1,625,952	1,550,970
Total general and administrative expenses	1,907,134	1,253,088	4,313,399	4,420,996	10,731,281	6,906,606
Depreciation and amortization	72,190	69,127	227,606	202,046	274,053	208,448
Total operating expenses	1,979,324	1,322,215	4,541,005	4,623,042	11,005,334	7,115,054
Net operating loss	337,625	(1,299,669)	(3,038,960)	(4,505,275)	(10,885,495)	(7,107,925)
Other income (expense):
Interest expense, including $925,839 and $607,320 of warrants issued as a debt discount for the years ended December 31, 2022 and 2021, respectively	(3,641)	(383,995)	(1,349,486)	(843,240)	(1,277,965)	(5,911)
Gain (loss) on disposal of property and equipment	0	36,392	0	36,392	36,392	(8,036)
Total other income (expense)	(3,641)	(347,603)	(1,349,486)	(806,848)	(1,241,573)	233,769
Net loss	$ 333,984	$ (1,647,272)	$ (4,388,446)	$ (5,312,123)	$ (12,127,068)	$ (6,874,156)
Weighted average common shares outstanding - basic and diluted (in shares)	5,123,735	4,845,851	4,942,182	4,831,346	4,835,389	4,262,184
Net loss per common share - basic and diluted (in dollars per share)	$ 0.07	$ (0.34)	$ (0.89)	$ (1.1)	$ (2.51)	$ (1.61)
Weighted average common shares outstanding - diluted (in shares)	8,066,577	4,845,851	4,942,182	4,831,346
Net income (loss) per common share - diluted (in dollars per share)	$ 0.04	$ (0.34)	$ (0.89)	$ (1.1)